List of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 TWD ($)
Disclosure of subsidiaries [line items]
Issued and fully paid share capital	$ 25,000	$ 19,000
Prenetics Limited
Disclosure of subsidiaries [line items]
Issued and fully paid share capital			$ 415,276,716
Directly	0.00%	0.00%
Indirectly	100.00%	100.00%
Europa Partners Holdings, LLC (note 33)
Disclosure of subsidiaries [line items]
Issued and fully paid share capital | £				£ 11.00
Directly	0.00%	0.00%
Indirectly	100.00%	100.00%
IM8 Group Holding Company
Disclosure of subsidiaries [line items]
Issued and fully paid share capital	$ 1
Directly	100.00%	100.00%
Indirectly	0.00%	0.00%
IM8 (US) LLC
Disclosure of subsidiaries [line items]
Directly	100.00%	100.00%
Indirectly	0.00%	0.00%
IM8 Limited
Disclosure of subsidiaries [line items]
Issued and fully paid share capital			1
Directly	100.00%	100.00%
Indirectly	0.00%	0.00%
ACT Genomics Holdings Company Limited
Disclosure of subsidiaries [line items]
Issued and fully paid share capital	$ 16,713
Directly	0.00%	73.27%
Indirectly	0.00%	0.00%
ACT Genomics Co., Ltd.
Disclosure of subsidiaries [line items]
Issued and fully paid share capital					$ 455,080,000
Directly	0.00%	0.00%
Indirectly	0.00%	73.21%
ACT Genomics (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Issued and fully paid share capital			775,000
Directly	0.00%	0.00%
Indirectly	0.00%	73.27%
Sanomics Limited
Disclosure of subsidiaries [line items]
Issued and fully paid share capital			$ 500,000
Directly	0.00%	0.00%
Indirectly	0.00%	73.27%
MC Diagnostics Limited
Disclosure of subsidiaries [line items]
Issued and fully paid share capital | £				£ 1,164
Directly	0.00%	0.00%
Indirectly	0.00%	73.27%